UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
January 31, 2016 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.8%

Consumer Discretionary — 22.0%
Advance Auto Parts	36	$5,474
Amazon.com *	6	3,522
AutoNation *	70	3,027
AutoZone *	9	6,906
Bed Bath & Beyond *	129	5,569
Best Buy	2,423	67,674
BorgWarner	106	3,112
CarMax *	100	4,418
Carnival	82	3,947
CBS, Cl B	73	3,467
Chipotle Mexican Grill, Cl A *	93	42,126
Coach	118	4,372
Comcast, Cl A	62	3,454
Darden Restaurants	337	21,251
Delphi Automotive	34	2,208
Discovery Communications, Cl A *	86	2,373
Discovery Communications, Cl C *	107	2,911
Dollar General	238	17,864
Dollar Tree *	114	9,271
DR Horton	222	6,107
Expedia	33	3,334
Ford Motor	254	3,033
GameStop, Cl A	137	3,591
Gap	411	10,160
Garmin	178	6,262
General Motors	109	3,231
Genuine Parts	54	4,653
Goodyear Tire & Rubber	98	2,784
H&R Block	157	5,346
Hanesbrands	192	5,869
Harley-Davidson	157	6,280
Harman International Industries	23	1,711
Hasbro	69	5,125
Home Depot	42	5,282
Interpublic Group	144	3,231
Johnson Controls	57	2,045
Kohl's	117	5,821
L Brands	80	7,692
Leggett & Platt	98	4,068
Lennar, Cl A	90	3,794
Lowe's	69	4,945
Macy's	197	7,961
Marriott International, Cl A	51	3,125
Mattel	190	5,242
McDonald's	37	4,580
Michael Kors Holdings *	201	8,020
Mohawk Industries *	26	4,327
Netflix *	31	2,847
Newell Rubbermaid	94	3,645
News	137	1,829
News, Cl A	139	1,803
NIKE, Cl B	72	4,465
Nordstrom	132	6,481
Omnicom Group	46	3,374
O'Reilly Automotive *	17	4,435
Priceline Group *	3	3,195
PulteGroup	288	4,827

Description	Shares	Fair Value
PVH	108	$7,925
Ralph Lauren, Cl A	42	4,725
Ross Stores	73	4,107
Royal Caribbean Cruises	52	4,262
Scripps Networks Interactive, Cl A	73	4,451
Signet Jewelers	53	6,148
Staples	558	4,977
Starbucks	62	3,768
Starwood Hotels & Resorts Worldwide	57	3,548
Target	122	8,835
TEGNA	107	2,569
Tiffany	52	3,320
Time Warner	61	4,297
Time Warner Cable	37	6,734
TJX	95	6,768
Tractor Supply	44	3,886
TripAdvisor *	66	4,406
Twenty-First Century Fox	70	1,897
Twenty-First Century Fox ADR, Cl A	72	1,942
Under Armour, Cl A *	57	4,869
Urban Outfitters *	288	6,589
VF	93	5,822
Viacom, Cl B	109	4,975
Walt Disney	41	3,929
Whirlpool	29	3,897
Wyndham Worldwide	62	4,024
Wynn Resorts	39	2,626
Yum! Brands	139	10,059
		522,821
Consumer Staples — 9.6%
Altria Group	99	6,050
Archer-Daniels-Midland	114	4,030
Brown-Forman, Cl B	50	4,892
Campbell Soup	149	8,405
Church & Dwight	78	6,552
Clorox	46	5,936
Coca-Cola	130	5,580
Coca-Cola Enterprises	185	8,588
Colgate-Palmolive	68	4,592
ConAgra Foods	118	4,914
Constellation Brands, Cl A	44	6,709
Costco Wholesale	32	4,836
CVS Caremark	45	4,346
Dr Pepper Snapple Group	50	4,692
Estee Lauder, Cl A	50	4,262
General Mills	107	6,047
Hershey	96	8,459
Hormel Foods	103	8,282
JM Smucker	89	11,420
Kellogg	115	8,446
Kimberly-Clark	33	4,238
Kroger	121	4,696
McCormick	61	5,366
Mead Johnson Nutrition, Cl A	61	4,422
Molson Coors Brewing, Cl B	88	7,962
Mondelez International, Cl A	85	3,663
Monster Beverage *	48	6,481
PepsiCo	48	4,766
Philip Morris International	46	4,140
Procter & Gamble	67	5,473
Reynolds American	149	7,443

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
January 31, 2016 (Unaudited)

Description	Shares	Fair Value
Sysco	342	$13,615
Tyson Foods, Cl A	120	6,403
Walgreens Boots Alliance	52	4,145
Wal-Mart Stores	144	9,556
Whole Foods Market	376	11,021
		230,428
Energy — 5.7%
Anadarko Petroleum	42	1,642
Apache	76	3,233
Baker Hughes	74	3,220
Cabot Oil & Gas	195	4,046
Cameron International *	101	6,632
Chesapeake Energy	608	2,061
Chevron	37	3,199
Cimarex Energy	30	2,790
ConocoPhillips	77	3,009
CONSOL Energy	770	6,114
Devon Energy	66	1,841
Diamond Offshore Drilling	207	3,848
Ensco, Cl A	205	2,005
EOG Resources	50	3,551
EQT	112	6,915
Exxon Mobil	40	3,114
FMC Technologies *	133	3,345
Halliburton	85	2,702
Helmerich & Payne	59	2,997
Hess	59	2,507
Kinder Morgan	351	5,774
Marathon Oil	130	1,265
Marathon Petroleum	56	2,340
Murphy Oil	113	2,216
National Oilwell Varco	180	5,857
Newfield Exploration *	82	2,384
Noble Energy	81	2,622
Occidental Petroleum	51	3,510
ONEOK	127	3,164
Phillips 66	33	2,645
Pioneer Natural Resources	26	3,223
Range Resources	201	5,942
Schlumberger	56	4,047
Southwestern Energy *	680	6,045
Spectra Energy	131	3,596
Tesoro	40	3,490
Transocean	310	3,230
Valero Energy	46	3,122
Williams	69	1,332
		134,575
Financials — 14.4%
Affiliated Managers Group *	17	2,281
Aflac	52	3,014
Allstate	78	4,727
American Express	83	4,441
American International Group	63	3,558
American Tower, Cl A ‡	38	3,585
Ameriprise Financial	24	2,176
Aon	42	3,689
Apartment Investment & Management, Cl A ‡	128	5,011
Assurant	66	5,366
AvalonBay Communities ‡	35	6,002
Bank of America	199	2,814
Bank of New York Mellon	72	2,608

Description	Shares	Fair Value
BB&T	88	$2,874
Berkshire Hathaway, Cl B *	34	4,412
BlackRock, Cl A	9	2,828
Boston Properties ‡	41	4,765
Capital One Financial	52	3,412
CBRE Group, Cl A *	99	2,769
Charles Schwab	90	2,298
Chubb	38	4,297
Cincinnati Financial	65	3,746
Citigroup	63	2,683
CME Group, Cl A	54	4,852
Comerica	83	2,847
Crown Castle International ‡	72	6,206
Discover Financial Services	68	3,114
E*TRADE Financial *	93	2,191
Equity Residential ‡	65	5,011
Essex Property Trust ‡	24	5,115
Fifth Third Bancorp	166	2,623
Franklin Resources	88	3,050
General Growth Properties ‡	176	4,935
Goldman Sachs Group	15	2,423
Hartford Financial Services Group	97	3,897
HCP ‡	213	7,655
Host Hotels & Resorts ‡	229	3,172
Huntington Bancshares	361	3,097
Intercontinental Exchange	21	5,540
Invesco	73	2,185
Iron Mountain ‡	174	4,792
JPMorgan Chase	50	2,975
KeyCorp	276	3,080
Kimco Realty ‡	157	4,269
Legg Mason	62	1,898
Leucadia National	265	4,388
Lincoln National	52	2,052
Loews	148	5,477
M&T Bank	33	3,636
Macerich ‡	54	4,210
Marsh & McLennan	57	3,040
McGraw Hill Financial	38	3,231
MetLife	60	2,679
Moody's	39	3,476
Morgan Stanley	90	2,329
NASDAQ OMX Group	73	4,526
Navient	365	3,489
Northern Trust	49	3,042
People's United Financial	310	4,455
Plum Creek Timber ‡	218	8,831
PNC Financial Services Group	40	3,466
Principal Financial Group	54	2,052
Progressive	139	4,344
Prologis ‡	88	3,473
Prudential Financial	33	2,313
Public Storage ‡	30	7,607
Realty Income, Cl ‡	134	7,476
Regions Financial	335	2,720
Simon Property Group ‡	27	5,030
SL Green Realty ‡	40	3,864
State Street	42	2,341
SunTrust Banks	66	2,414
Synchrony Financial *	289	8,213
T Rowe Price Group	45	3,193
Torchmark	83	4,510

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
January 31, 2016 (Unaudited)

Description	Shares	Fair Value
Travelers	38	$4,068
Unum Group	119	3,408
US Bancorp	87	3,485
Ventas ‡	186	10,290
Vornado Realty Trust ‡	40	3,538
Wells Fargo	67	3,365
Welltower ‡	136	8,462
Weyerhaeuser, Cl ‡	123	3,150
Willis Towers Watson	51	5,838
XL Group, Cl A	144	5,221
Zions Bancorporation	133	3,017
		344,002
Health Care — 11.2%
Abbott Laboratories	75	2,839
AbbVie	78	4,282
Aetna	66	6,721
Agilent Technologies	64	2,410
Alexion Pharmaceuticals *	19	2,773
Allergan *	15	4,266
AmerisourceBergen, Cl A	94	8,419
Amgen	19	2,902
Anthem	54	7,046
Baxter International	139	5,087
Becton Dickinson	33	4,797
Biogen Idec *	15	4,096
Boston Scientific *	218	3,822
Bristol-Myers Squibb	61	3,792
Cardinal Health	56	4,557
Celgene *	27	2,709
Cerner *	91	5,279
CR Bard	44	8,064
DaVita HealthCare Partners *	74	4,967
DENTSPLY International	75	4,417
Edwards Lifesciences *	66	5,162
Eli Lilly	103	8,147
Endo International *	85	4,715
Express Scripts Holding *	61	4,384
Gilead Sciences	32	2,656
HCA Holdings *	131	9,115
Henry Schein *	26	3,937
Illumina *	149	23,535
Intuitive Surgical *	13	7,031
Johnson & Johnson	42	4,386
Laboratory Corp of America Holdings *	44	4,943
Mallinckrodt *	35	2,033
McKesson	31	4,990
Medtronic	50	3,796
Merck	73	3,699
Mylan *	116	6,112
Patterson	145	6,157
PerkinElmer	63	3,044
Perrigo	48	6,940
Pfizer	134	4,086
Quest Diagnostics	68	4,466
Regeneron Pharmaceuticals *	6	2,520
St. Jude Medical	98	5,180
Stryker	55	5,453
Tenet Healthcare *	188	5,099
Thermo Fisher Scientific	25	3,301
UnitedHealth Group	44	5,067
Universal Health Services, Cl B	61	6,871

Description	Shares	Fair Value
Varian Medical Systems *	53	$4,088
Vertex Pharmaceuticals *	27	2,450
Waters *	29	3,515
Zimmer Holdings	54	5,360
Zoetis, Cl A	90	3,875
		269,358
Industrials — 11.9%
3M	34	5,134
ADT	139	4,112
Allegion	65	3,936
American Airlines Group	118	4,601
AMETEK	80	3,764
Boeing	23	2,763
Caterpillar	68	4,232
CH Robinson Worldwide	93	6,024
Cintas	53	4,554
CSX	126	2,901
Cummins	59	5,304
Danaher	46	3,986
Deere	56	4,313
Delta Air Lines	101	4,473
Dover	59	3,449
Dun & Bradstreet	30	2,953
Eaton	67	3,384
Emerson Electric	74	3,403
Equifax	34	3,597
Expeditors International of Washington	159	7,174
Fastenal	98	3,975
FedEx	23	3,056
Flowserve	80	3,091
Fluor	73	3,277
General Dynamics	31	4,147
General Electric	108	3,143
Honeywell International	32	3,303
Illinois Tool Works	39	3,513
Ingersoll-Rand	69	3,551
Jacobs Engineering Group *	96	3,766
JB Hunt Transport Services	62	4,507
Kansas City Southern	55	3,898
L-3 Communications Holdings, Cl 3	35	4,089
Lockheed Martin	24	5,064
Masco	155	4,090
Nielsen Holdings	88	4,238
Norfolk Southern	60	4,230
Northrop Grumman	21	3,886
PACCAR	76	3,729
Parker Hannifin	43	4,178
Pentair	62	2,922
Pitney Bowes	177	3,466
Quanta Services *	549	10,266
Raytheon	47	6,027
Republic Services, Cl A	119	5,200
Robert Half International	79	3,458
Rockwell Automation	34	3,249
Rockwell Collins	44	3,559
Roper Industries	19	3,338
Ryder System	59	3,137
Snap-on	24	3,877
Southwest Airlines	124	4,665
Stanley Black & Decker	38	3,585
Stericycle *	151	18,173

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
January 31, 2016 (Unaudited)

Description	Shares	Fair Value
Textron	79	$2,703
Tyco International	140	4,815
Union Pacific	45	3,240
United Continental Holdings *	120	5,794
United Parcel Service, Cl B	46	4,287
United Rentals *	42	2,012
United Technologies	46	4,034
Verisk Analytics, Cl A *	96	7,008
Waste Management	110	5,824
WW Grainger	33	6,491
Xylem	98	3,523
		285,441
Information Technology — 11.0%
Accenture, Cl A	34	3,588
Activision Blizzard	149	5,188
Adobe Systems *	45	4,011
Akamai Technologies *	123	5,611
Alliance Data Systems *	14	2,797
Alphabet, Cl A *	3	2,284
Alphabet, Cl C *	3	2,229
Amphenol, Cl A	71	3,519
Analog Devices	62	3,339
Apple	31	3,017
Applied Materials	215	3,795
Autodesk *	79	3,699
Automatic Data Processing	44	3,656
Avago Technologies, Cl A	40	5,348
Broadcom, Cl A	138	7,545
CA	122	3,505
Cisco Systems	106	2,522
Citrix Systems *	53	3,735
Cognizant Technology Solutions, Cl A *	54	3,419
Corning	247	4,597
eBay *	159	3,730
Electronic Arts *	68	4,389
EMC	128	3,171
Equinix	15	4,658
F5 Networks *	57	5,345
Facebook, Cl A *	41	4,601
Fidelity National Information Services	107	6,391
First Solar *	58	3,982
Fiserv *	43	4,066
FLIR Systems	162	4,737
Harris	45	3,914
HP	329	3,195
Intel	109	3,381
International Business Machines	34	4,243
Intuit	34	3,247
Juniper Networks	137	3,233
Lam Research	56	4,020
Linear Technology	100	4,273
MasterCard, Cl A	37	3,294
Microchip Technology	76	3,406
Micron Technology *	248	2,735
Microsoft	56	3,085
Motorola Solutions	148	9,882
NetApp	184	4,035
NVIDIA	125	3,661
Oracle	90	3,268
Paychex	72	3,446
Qorvo *	87	3,445

Description	Shares	Fair Value
QUALCOMM	118	$5,350
Red Hat *	45	3,152
Salesforce.com inc *	54	3,675
Seagate Technology	241	7,001
Skyworks Solutions	67	4,618
Symantec	277	5,496
TE Connectivity	58	3,316
Teradata *	189	4,601
Texas Instruments	61	3,229
Total System Services	76	3,052
VeriSign *	55	4,158
Visa, Cl A	55	4,097
Western Digital	95	4,558
Western Union	174	3,104
Xerox	372	3,627
Xilinx	78	3,921
Yahoo! *	115	3,394
		262,586
Materials — 3.8%
Air Products & Chemicals	34	4,308
Alcoa	450	3,280
Avery Dennison	54	3,288
Ball	51	3,408
CF Industries Holdings	130	3,900
Dow Chemical	62	2,604
Eastman Chemical	40	2,448
Ecolab	31	3,344
EI du Pont de Nemours	77	4,063
FMC	83	2,965
Freeport-McMoRan, Cl B	298	1,371
International Flavors & Fragrances	35	4,094
International Paper	79	2,703
LyondellBasell Industries, Cl A	31	2,417
Martin Marietta Materials	39	4,898
Monsanto	42	3,805
Mosaic	140	3,374
Newmont Mining	305	6,088
Nucor	90	3,516
Owens-Illinois *	187	2,420
PPG Industries	35	3,329
Praxair	46	4,600
Sealed Air	114	4,621
Sherwin-Williams	18	4,602
Vulcan Materials	40	3,528
		88,974
Telecommunication Services — 1.1%
AT&T	170	6,130
CenturyLink	162	4,118
Frontier Communications	1,238	5,633
Level 3 Communications *	71	3,466
Verizon Communications	124	6,196
		25,543
Utilities — 9.1%
AES	421	4,000
Ameren	180	8,086
American Electric Power	130	7,926
CenterPoint Energy	332	5,933
CMS Energy	229	8,903
Consolidated Edison	174	12,074
Dominion Resources	134	9,671
DTE Energy	90	7,651

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
January 31, 2016 (Unaudited)

Description	Shares	Fair Value
Duke Energy	117	$8,810
Edison International	220	13,596
Entergy	93	6,564
Eversource Energy	155	8,339
Exelon	273	8,073
FirstEnergy	253	8,364
NextEra Energy	69	7,708
NiSource	316	6,639
NRG Energy	1,024	10,895
PG&E	145	7,962
Pinnacle West Capital	143	9,482
PPL	217	7,608
Public Service Enterprise Group	192	7,930
SCANA	121	7,617
Sempra Energy	64	6,064
Southern	190	9,295
WEC Energy Group	180	9,941
Xcel Energy	239	9,135
		218,266

Total Common Stock (Cost $2,526,190)		2,381,994

Total Investments - 99.8% (Cost $2,526,190) †		$2,381,994

Percentages are based on Net Assets of $ 2,387,946.

*	Non-income producing security
‡	Real Estate Investment Trust
ADR — American Depositary Receipt
Cl — Class
NASDAQ — National Association of Securities Dealers Automated Quotations

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1or Level 2 assets and liabilities.

For the period ended January 31, 2016, there have been no transfers between Level 2 or Level 3 assets and liabilities.

For the period ended January 31, 2016, there were no Level 3 investments.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $2,526,190 and the unrealized appreciation and depreciation were $140,574 and $(284,770), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 28, 2016

By (Signature and Title)	/s/ James J. Backer Jr.
James J. Baker, Jr., Treasurer

Date: March 28, 2016